Taxes (Details 9) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Taxes
Principal and fines	$ 1,640
Indexation to the SELIC interest rate as of the enrollment	2,043
Total debt enrolled in the tax settlement program (1)	3,683
PIS and COFINS tax credits after enrolling the program (2)	(538)
Use of tax loss carryforwards	(240)
Indexation to the Selic interest rate of Judicial deposits, taxes over tax credits and others	289
Income taxes (3)	(932)
Effect in the statement of income	2,262
Reimbursements approved by partners in joint ventures until December 31, 2024	(476)
Income taxes (3)	143
Total effect on the statement of income	1,929
Other taxes	669
Net finance income (expense)	2,050
Income taxes	(789)
Total effect on the statement of income	$ 1,930